Income Taxes	9 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note7. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at May 31, 2019 and August 31, 2018 are as follows:

	May 31, 2019	August 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$136,721	$131,871
Capitalized research and development	-------	-
Research and development credit carry forward	1,963	1,963
Total deferred tax assets	138,684	133,834

Less: valuation allowance	(138,684)	(133,834)

Net deferred tax asset	$—	$—

The net decrease in the valuation allowance for deferred tax assets was $4,850 for the nine months ended May 31, 2019. The Company evaluates its valuation allowance on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at May 31, 2019 available to offset future federal taxable income, if any, of $651,050, which will fully expire by the fiscal year ended August 31, 2035. Accordingly, there is no current tax expense for the nine months ended May 31, 2019 and May 31, 2018. In addition, the Company has research and development tax credit carry forwards of $1,963 at May 31, 2019, which are available to offset federal income taxes and fully expire by August 31, 2028.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the nine months ended May 31, 2019 and May 31, 2018.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 21% and 34%, respectively for the nine months ended May 31, 2019 and 2018.

	May 31,
	2019	2018
Income tax benefit at statutory rate	$4,850	1,394
Change in valuation allowance	(4,850)	(1,394)
	$-	$-

Note 7. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at August 31, 2018 and 2017 are as follows:

	Year Ended August 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$131,871	$174,156
Capitalized research and development	—	998
Research and development credit carry forward	1,963	1,963
Total deferred tax assets	133,834	177,117

Less: valuation allowance	(133,834)	(177,117)

Net deferred tax asset	$—	$—

The net increase in the valuation allowance for deferred tax assets was $43,283 and $2,867 for the years ended August 31, 2018 and 2017. The Company evaluates its valuation allowance on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at August 31, 2018 available to offset future federal taxable income, if any, of $600,844, which will fully expire by the fiscal year ended August 31, 2038.  Accordingly, there is no current tax expense for the years ended August 31, 2018 and 2017. In addition, the Company has research and development tax credit carry forwards of $1,963 at August 31, 2018, which are available to offset federal income taxes and fully expire by August 31, 2038.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended August 31, 2018 and 2017.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2018 and 2017:

	Year Ended August 31,
	2018	2017

Income tax benefit at statutory rate	$30,131	$2,867
Change in valuation allowance	(30,131)	(2,867)
	$—	$—

The fiscal years 2012 through 2018 remain open to examination by federal authorities and other jurisdictions in which the Company operates.

On December 22, 2017, the Tax Cuts and Jobs Act was enacted. This law substantially amended the Internal Revenue Code, including reducing the U.S. corporate tax rates. Upon enactment, the Company’s deferred tax asset and related valuation allowance decreased by $66,970 to $110,147. As the deferred tax asset is fully allowed for, this change in rates had no impact on the Company’s financial position or results of operations.